Document and Entity Information	Sep. 30, 2016
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Apr. 07, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Feb. 01, 2017
AllianzGI Best Styles Emerging Markets Equity Fund | Class P
Prospectus:
Trading Symbol	ASMPX
AllianzGI Best Styles Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	ABSTX
AllianzGI Best Styles Emerging Markets Equity Fund | Institutional Class
Prospectus:
Trading Symbol	AEMKX
AllianzGI Best Styles Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	AABSX
AllianzGI Best Styles Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	ACBSX